UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013




[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 =============================================================

       SEMIANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2013

 =============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

================================================================================

================================================================================

As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency. Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND'S (THE FUND) INVESTMENT OBJECTIVE IS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP            Winslow Capital Management, LLC
   PAUL E. MARRKAND, CFA                         CLARK J. WINSLOW
                                                 JUSTIN H. KELLY, CFA
                                                 R. BARTLETT WEAR, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   The Fund Shares produced a total return of 7.92% at the end of the reporting period. This compares to returns of 10.01% for the Lipper Large-Cap Growth Funds Index and 7.75% for the Russell 1000(R) Growth Index (the Index). The Fund is subadvised by Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital), each of which manages approximately half of the portfolio.

o  HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

   During the reporting period, the Wellington Management portfolio trailed the Index, primarily due to weak stock selection in the consumer discretionary, materials, and industrials sectors, which more than offset strong selection in the information technology and health care sectors. Sector allocation, a result of bottom-up stock selection, also detracted from relative return, primarily due to an underweight in the strong-performing industrials sector. A modest cash position also detracted from relative performance in a strong market environment.

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   The largest individual detractors from relative return included online media and e-commerce company IAC/InterActiveCorp.; private education provider ITT Educational Services, Inc.; and gold producer Allied Nevada Gold Corp. Top individual contributors included networking equipment supplier Cisco Systems, Inc.; home improvement retailer Lowe's Companies, Inc.; biotechnology company Gilead Sciences, Inc. and an underweight position in Apple, Inc.

o  HOW IS WELLINGTON MANAGEMENT POSITIONED?

   At the end of the period, our largest overweights were to the information technology, health care, and energy sectors, while we remained underweight in the consumer staples, consumer discretionary, and industrials sectors relative to the Index.

o  HOW DID WINSLOW CAPITAL'S PORTION OF THE PORTFOLIO PERFORM?

   Stock selection drove outperformance versus the Index during the reporting period. The best-performing sectors on a relative basis were the information technology and consumer staples sectors. Top individual contributors in these sectors included cloud-computing provider Salesforce.com, Inc. and Visa, Inc. "A", a global credit card business. An underweight to the underperforming personal computing company Apple, Inc. also contributed to performance. In terms of sector allocation, an underweight to the consumer staples sector added to returns.

   The bottom-performing sectors for the period were the energy and consumer discretionary sectors; stock selection drove underperformance in both sectors. Within the energy sector, both Schlumberger Ltd., an oilfield services company, and Concho Resources, Inc., an oil and natural gas firm, underperformed. Both

   You will find a complete list of securities that the Fund owns on pages
   10-17.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   stocks were sold out of the Fund. An overweight to the consumer discretionary sector aided relative performance. Companies that underperformed during the period included Home Depot, Inc. and Dollar General Corp.

o  HOW IS THE WINSLOW CAPITAL PORTFOLIO POSITIONED?

   In mid-2012 Winslow Capital took steps to reduce their portion of the portfolio's exposure to near-term economic growth while raising exposure to longer-term earnings growth. We maintained this position throughout the past six months. Favorable trends for the individual consumer, including improvements in the housing market, rising net worth, a declining debt burden, and contained inflation have led us to marginally increase exposure to consumer-related stocks: New positions were initiated in Sirius XM Radio, Inc., Home Depot, Inc., and Lennar Corp. "A", and we added to existing holdings in Polo Ralph Lauren Corp. and Ross Stores, Inc.

   Corporations continue to be conservative, hoarding cash and postponing capital expenditures. Winslow Capital has modestly reduced weights in the energy sector, with sales of Concho Resources, Schlumberger, and Cameron International Corp., and we took profits in the information technology sector by selling out of Citrix Systems, Inc. and VeriSign, Inc. In October, we reinitiated a position in Facebook, Inc. "A" (Facebook) as research confirmed that the company's initial fundamental thesis remains intact. Facebook was the sixth-largest individual contributor during the reporting period.

   Winslow Capital remains optimistic about the prospects for the stock market and excited about the possibility of a more supportive environment for generating equity returns.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

   Cameron International Corp. was sold out of the Fund prior to January 31, 2013.

================================================================================

4  | USAA AGGRESSIVE GROWTH FUND

================================================================================

INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAUX)


--------------------------------------------------------------------------------
                                          1/31/13                   7/31/12
--------------------------------------------------------------------------------

Net Assets                             $919.1 Million           $878.2 Million
Net Asset Value Per Share                 $34.19                    $35.09


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
  8/1/12-1/31/13*             1 Year             5 Years             10 Years

       7.92%                  9.58%               2.07%               7.06%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years

   12.62%                              -0.62%                           6.40%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      1.08%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 1000         LIPPER LARGE-CAP         USAA AGGRESSIVE
                     GROWTH INDEX        GROWTH FUNDS INDEX      GROWTH FUND SHARES
 1/31/2003            $10,000.00             $10,000.00              $10,000.00
 2/28/2003              9,954.08               9,892.54                9,912.51
 3/31/2003             10,139.34              10,078.09               10,303.65
 4/30/2003             10,889.01              10,816.06               10,854.35
 5/31/2003             11,432.53              11,345.85               11,538.86
 6/30/2003             11,589.95              11,439.82               11,682.96
 7/31/2003             11,878.35              11,771.59               12,156.46
 8/31/2003             12,173.78              12,061.20               12,413.79
 9/30/2003             12,043.45              11,804.45               12,238.81
10/31/2003             12,719.90              12,520.56               13,118.89
11/30/2003             12,853.07              12,639.69               13,051.98
12/31/2003             13,297.57              12,996.05               13,314.46
 1/31/2004             13,569.14              13,245.17               13,350.49
 2/29/2004             13,655.35              13,302.50               13,556.36
 3/31/2004             13,402.04              13,154.14               13,587.24
 4/30/2004             13,246.24              12,858.84               13,226.97
 5/31/2004             13,493.13              13,091.79               13,329.90
 6/30/2004             13,661.74              13,279.12               13,515.18
 7/31/2004             12,889.41              12,493.84               12,830.67
 8/31/2004             12,825.76              12,405.71               12,969.63
 9/30/2004             12,947.74              12,696.41               13,535.77
10/31/2004             13,149.68              12,849.43               13,463.72
11/30/2004             13,602.01              13,422.67               14,199.69
12/31/2004             14,135.32              13,964.61               15,048.89
 1/31/2005             13,663.93              13,483.98               14,487.91
 2/28/2005             13,809.35              13,572.23               14,570.25
 3/31/2005             13,557.75              13,324.99               14,354.09
 4/30/2005             13,299.57              13,035.33               14,230.57
 5/31/2005             13,943.03              13,758.85               14,858.47
 6/30/2005             13,891.63              13,786.30               15,028.31
 7/31/2005             14,570.59              14,479.52               15,573.85
 8/31/2005             14,382.94              14,325.01               15,306.23
 9/30/2005             14,449.17              14,496.51               15,522.39
10/31/2005             14,308.72              14,402.62               15,347.40
11/30/2005             14,926.08              15,061.84               16,042.20
12/31/2005             14,879.28              15,023.26               16,136.26
 1/31/2006             15,140.50              15,432.91               16,558.46
 2/28/2006             15,116.44              15,224.73               16,476.08
 3/31/2006             15,339.65              15,371.53               16,615.09
 4/30/2006             15,318.79              15,347.39               16,609.94
 5/31/2006             14,799.55              14,631.41               15,899.41
 6/30/2006             14,741.15              14,583.33               15,883.97
 7/31/2006             14,460.39              14,209.95               15,384.54
 8/31/2006             14,911.55              14,538.97               15,487.51
 9/30/2006             15,321.29              14,852.46               15,832.48
10/31/2006             15,859.89              15,299.30               16,311.31
11/30/2006             16,174.62              15,648.84               16,702.62
12/31/2006             16,229.39              15,731.63               16,996.10
 1/31/2007             16,646.58              16,137.66               17,789.01
 2/28/2007             16,333.68              15,773.39               17,155.71
 3/31/2007             16,422.27              15,892.09               17,093.93
 4/30/2007             17,195.43              16,537.28               17,588.21
 5/31/2007             17,814.04              17,097.31               18,267.85
 6/30/2007             17,548.12              16,936.05               18,087.64
 7/31/2007             17,276.07              16,721.15               17,876.54
 8/31/2007             17,551.36              16,996.71               18,247.25
 9/30/2007             18,286.59              18,033.52               19,524.15
10/31/2007             18,908.96              18,839.38               20,682.62
11/30/2007             18,212.41              18,071.32               19,632.27
12/31/2007             18,146.55              18,087.10               19,525.47
 1/31/2008             16,731.54              16,539.37               17,858.34
 2/29/2008             16,399.24              16,194.81               17,233.82
 3/31/2008             16,299.39              16,057.00               16,882.84
 4/30/2008             17,155.11              17,046.50               17,951.25
 5/31/2008             17,783.90              17,511.93               18,240.28
 6/30/2008             16,503.07              16,223.57               16,882.84
 7/31/2008             16,189.31              15,903.46               16,712.52
 8/31/2008             16,363.63              15,945.91               16,568.00
 9/30/2008             14,468.64              13,901.97               14,751.20
10/31/2008             11,921.30              11,474.03               12,567.94
11/30/2008             10,973.21              10,323.01               11,236.30
12/31/2008             11,171.53              10,600.30               11,423.46
 1/31/2009             10,634.13              10,052.33               10,513.54
 2/28/2009              9,834.14               9,396.65                9,811.60
 3/31/2009             10,711.30              10,204.15               10,471.94
 4/30/2009             11,739.65              11,285.32               11,517.06
 5/31/2009             12,321.61              11,903.15               12,307.39
 6/30/2009             12,459.46              11,907.82               12,021.42
 7/31/2009             13,344.40              12,805.12               12,910.54
 8/31/2009             13,621.15              13,057.73               13,274.51
 9/30/2009             14,200.54              13,684.81               13,851.67
10/31/2009             14,008.19              13,414.05               13,602.09
11/30/2009             14,868.75              14,223.15               14,610.80
12/31/2009             15,328.33              14,681.33               14,690.83
 1/31/2010             14,659.46              13,912.15               14,048.47
 2/28/2010             15,163.25              14,405.67               14,450.60
 3/31/2010             16,040.33              15,310.50               15,468.98
 4/30/2010             16,219.56              15,467.98               15,698.77
 5/31/2010             14,981.34              14,225.38               14,560.27
 6/30/2010             14,156.38              13,406.67               13,568.00
 7/31/2010             15,166.18              14,315.98               14,393.15
 8/31/2010             14,458.08              13,613.19               13,651.56
 9/30/2010             15,997.15              15,072.42               15,307.09
10/31/2010             16,761.17              15,863.97               16,033.01
11/30/2010             16,955.82              16,022.73               16,226.24
12/31/2010             17,889.77              16,901.90               17,233.97
 1/31/2011             18,345.05              17,235.40               17,620.55
 2/28/2011             18,945.43              17,701.76               18,195.19
 3/31/2011             18,968.56              17,710.67               18,315.34
 4/30/2011             19,603.80              18,247.70               18,900.43
 5/31/2011             19,390.38              18,025.62               18,586.99
 6/30/2011             19,112.27              17,787.00               18,304.89
 7/31/2011             18,920.70              17,691.82               18,059.37
 8/31/2011             17,922.17              16,502.34               16,821.28
 9/30/2011             16,601.58              15,062.20               15,358.56
10/31/2011             18,423.43              16,870.01               17,364.57
11/30/2011             18,421.65              16,662.39               17,124.27
12/31/2011             18,362.42              16,410.99               16,805.61
 1/31/2012             19,458.50              17,535.91               18,054.14
 2/29/2012             20,389.10              18,568.68               18,984.01
 3/31/2012             21,059.73              19,224.83               19,710.15
 4/30/2012             21,027.21              19,083.51               19,438.50
 5/31/2012             19,678.38              17,620.38               17,819.06
 6/30/2012             20,212.71              18,010.64               18,304.89
 7/31/2012             20,483.67              18,038.49               18,331.01
 8/31/2012             21,034.76              18,715.95               18,984.01
 9/30/2012             21,447.28              19,175.51               19,370.59
10/31/2012             20,821.31              18,508.85               18,508.63
11/30/2012             21,169.97              18,920.68               18,968.34
12/31/2012             21,164.12              19,023.29               18,927.05
 1/31/2013             22,071.20              19,844.42               19,783.43

                                   [END CHART]

                    Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIAGX)


--------------------------------------------------------------------------------
                                          1/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                             $188.9 Million             $177.3 Million
Net Asset Value Per Share                 $34.34                     $35.26


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*               1 Year              Since Inception 8/01/08

      8.15%                      10.05%                       4.48%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   13.08%                                                      3.51%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.68%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o
                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                   USAA AGGRESSIVE
                       RUSSELL 1000          LIPPER LARGE-CAP        GROWTH FUND
                       GROWTH INDEX         GROWTH FUNDS INDEX    INSTITUTIONAL SHARES
 7/31/2008             $10,000.00              $10,000.00             $10,000.00
 8/31/2008              10,107.67               10,026.70              10,012.48
 9/30/2008               8,937.16                8,741.47               8,914.54
10/31/2008               7,363.69                7,214.80               7,595.13
11/30/2008               6,778.06                6,491.05               6,790.39
12/31/2008               6,900.56                6,665.41               6,909.17
 1/31/2009               6,568.61                6,320.85               6,357.57
 2/28/2009               6,074.46                5,908.55               5,938.36
 3/31/2009               6,616.28                6,416.31               6,341.81
 4/30/2009               7,251.48                7,096.14               6,978.52
 5/31/2009               7,610.95                7,484.63               7,460.77
 6/30/2009               7,696.10                7,487.57               7,290.56
 7/31/2009               8,242.73                8,051.78               7,832.71
 8/31/2009               8,413.67                8,210.62               8,056.50
 9/30/2009               8,771.55                8,604.93               8,409.52
10/31/2009               8,652.74                8,434.67               8,261.38
11/30/2009               9,184.30                8,943.43               8,879.17
12/31/2009               9,468.18                9,231.53               8,926.20
 1/31/2010               9,055.02                8,747.88               8,538.24
 2/28/2010               9,366.21                9,058.20               8,789.46
 3/31/2010               9,907.97                9,627.15               9,412.73
 4/30/2010              10,018.69                9,726.17               9,552.65
 5/31/2010               9,253.84                8,944.83               8,865.78
 6/30/2010               8,744.28                8,430.03               8,264.76
 7/31/2010               9,368.02                9,001.80               8,770.38
 8/31/2010               8,930.63                8,559.89               8,318.82
 9/30/2010               9,881.30                9,477.45               9,330.05
10/31/2010              10,353.23                9,975.17               9,778.43
11/30/2010              10,473.47               10,075.00               9,899.27
12/31/2010              11,050.36               10,627.81              10,517.15
 1/31/2011              11,331.58               10,837.52              10,759.88
 2/28/2011              11,702.43               11,130.76              11,114.39
 3/31/2011              11,716.72               11,136.36              11,191.04
 4/30/2011              12,109.10               11,474.04              11,548.74
 5/31/2011              11,977.27               11,334.40              11,363.50
 6/30/2011              11,805.49               11,184.35              11,194.23
 7/31/2011              11,687.16               11,124.51              11,050.51
 8/31/2011              11,070.37               10,376.57              10,296.78
 9/30/2011              10,254.66                9,471.02               9,405.71
10/31/2011              11,380.00               10,607.76              10,635.32
11/30/2011              11,378.90               10,477.21              10,491.60
12/31/2011              11,342.31               10,319.13              10,299.97
 1/31/2012              12,019.35               11,026.47              11,066.48
 2/29/2012              12,594.17               11,675.87              11,641.36
 3/31/2012              13,008.42               12,088.46              12,091.69
 4/30/2012              12,988.33               11,999.59              11,928.81
 5/31/2012              12,155.17               11,079.58              10,938.73
 6/30/2012              12,485.22               11,324.98              11,238.95
 7/31/2012              12,652.59               11,342.50              11,261.30
 8/31/2012              12,992.99               11,768.47              11,666.91
 9/30/2012              13,247.80               12,057.45              11,909.64
10/31/2012              12,861.15               11,638.25              11,382.66
11/30/2012              13,076.51               11,897.21              11,670.10
12/31/2012              13,072.90               11,961.73              11,647.13
 1/31/2013              13,633.19               12,478.05              12,179.13

                                   [END CHART]

                 Data from 7/31/08 to 1/31/13.*

                 See page 6 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the benchmarks.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Apple, Inc. .............................................................   4.0%
Google, Inc. "A" ........................................................   2.8%
Visa, Inc. "A" ..........................................................   2.6%
International Business Machines Corp. ...................................   2.5%
Cisco Systems, Inc. .....................................................   2.5%
Monsanto Co. ............................................................   2.4%
Amazon.com, Inc. ........................................................   2.0%
Danaher Corp. ...........................................................   2.0%
Union Pacific Corp. .....................................................   2.0%
QUALCOMM, Inc. ..........................................................   1.8%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     30.8%
CONSUMER DISCRETIONARY                                                     19.0%
HEALTH CARE                                                                15.8%
INDUSTRIALS                                                                12.6%
CONSUMER STAPLES                                                            5.9%
ENERGY                                                                      4.4%
FINANCIALS                                                                  4.4%
MATERIALS                                                                   4.2%
TELECOMMUNICATION SERVICES                                                  1.6%
MONEY MARKET INSTRUMENTS                                                    1.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.7%)

            CONSUMER DISCRETIONARY (19.0%)
            ------------------------------
            ADVERTISING (0.5%)
   105,448  Omnicom Group, Inc.                                       $    5,724
                                                                      ----------
            APPAREL RETAIL (1.1%)
    69,803  Buckle, Inc.                                                   3,265
   101,200  Ross Stores, Inc.                                              6,042
    72,528  TJX Companies, Inc.                                            3,277
                                                                      ----------
                                                                          12,584
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
    28,755  Lululemon Athletica, Inc.*                                     1,984
    41,000  Michael Kors Holdings Ltd.*                                    2,301
    51,300  Polo Ralph Lauren Corp.                                        8,541
                                                                      ----------
                                                                          12,826
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.7%)
    97,600  BorgWarner, Inc.*                                              7,240
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
   318,990  Ford Motor Co.                                                 4,131
                                                                      ----------
            AUTOMOTIVE RETAIL (0.4%)
    53,005  O'Reilly Automotive, Inc.*                                     4,911
                                                                      ----------
            BROADCASTING (0.6%)
   157,500  CBS Corp. "B"                                                  6,571
                                                                      ----------
            CABLE & SATELLITE (1.8%)
   206,412  Comcast Corp. "A"                                              7,860
 3,747,605  Sirius XM Radio, Inc.                                         11,768
                                                                      ----------
                                                                          19,628
                                                                      ----------
            CASINOS & GAMING (0.8%)
   109,300  Las Vegas Sands Corp.                                          6,039
    20,009  Wynn Resorts Ltd.                                              2,505
                                                                      ----------
                                                                           8,544
                                                                      ----------
            EDUCATION SERVICES (0.0%)
    16,556  ITT Educational Services, Inc.*                                  279
                                                                      ----------

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.9%)
   162,800  Dollar General Corp.*                                     $    7,525
    71,979  Dollar Tree, Inc.*                                             2,878
                                                                      ----------
                                                                          10,403
                                                                      ----------
            HOME IMPROVEMENT RETAIL (2.2%)
   244,112  Home Depot, Inc.                                              16,336
   222,088  Lowe's Companies, Inc.                                         8,481
                                                                      ----------
                                                                          24,817
                                                                      ----------
            HOMEBUILDING (0.5%)
   130,600  Lennar Corp. "A"                                               5,425
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
    65,977  Starwood Hotels & Resorts Worldwide, Inc.                      4,052
                                                                      ----------
            INTERNET RETAIL (3.8%)
    86,313  Amazon.com, Inc.*                                             22,916
    28,810  Priceline.com, Inc.*                                          19,748
                                                                      ----------
                                                                          42,664
                                                                      ----------
            MOVIES & ENTERTAINMENT (1.1%)
   293,719  News Corp. "A"                                                 8,148
    76,000  Walt Disney Co.                                                4,095
                                                                      ----------
                                                                          12,243
                                                                      ----------
            PUBLISHING (0.6%)
   109,000  McGraw-Hill Companies, Inc.                                    6,270
                                                                      ----------
            RESTAURANTS (1.2%)
   166,600  Starbucks Corp.                                                9,349
    66,200  Yum! Brands, Inc.                                              4,299
                                                                      ----------
                                                                          13,648
                                                                      ----------
            SPECIALTY STORES (0.8%)
    49,475  PetSmart, Inc.                                                 3,236
    53,800  Ulta Salon, Cosmetics & Fragrance, Inc.                        5,263
                                                                      ----------
                                                                           8,499
                                                                      ----------
            Total Consumer Discretionary                                 210,459
                                                                      ----------
            CONSUMER STAPLES (5.9%)
            -----------------------
            DRUG RETAIL (1.3%)
   277,179  CVS Caremark Corp.                                            14,192
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (2.0%)
   115,857  Costco Wholesale Corp.                                        11,857
   148,673  Wal-Mart Stores, Inc.                                         10,399
                                                                      ----------
                                                                          22,256
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.3%)
    81,222  Green Mountain Coffee Roasters, Inc.*                     $    3,698
                                                                      ----------
            PERSONAL PRODUCTS (0.6%)
    97,000  Estee Lauder Companies, Inc. "A"                               5,910
    20,823  Herbalife Ltd.                                                   756
                                                                      ----------
                                                                           6,666
                                                                      ----------
            SOFT DRINKS (0.8%)
   223,002  Coca-Cola Co.                                                  8,305
                                                                      ----------
            TOBACCO (0.9%)
   115,835  Philip Morris International, Inc.                             10,212
                                                                      ----------
            Total Consumer Staples                                        65,329
                                                                      ----------
            ENERGY (4.4%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
    40,252  Exxon Mobil Corp.                                              3,622
                                                                      ----------
            OIL & GAS DRILLING (1.0%)
    71,873  Diamond Offshore Drilling, Inc.                                5,397
    93,325  Transocean Ltd.                                                5,293
                                                                      ----------
                                                                          10,690
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.4%)
     2,171  Core Laboratories N.V.                                           277
   109,500  FMC Technologies, Inc.*                                        5,185
    70,744  National-Oilwell Varco, Inc.                                   5,245
    67,841  Oceaneering International, Inc.                                4,288
                                                                      ----------
                                                                          14,995
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    90,600  Cabot Oil & Gas Corp.                                          4,782
    69,100  Range Resources Corp.                                          4,641
                                                                      ----------
                                                                           9,423
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.4%)
   103,977  Valero Energy Corp.                                            4,547
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   164,200  Williams Companies, Inc.                                       5,755
                                                                      ----------
            Total Energy                                                  49,032
                                                                      ----------
            FINANCIALS (4.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
    32,200  BlackRock, Inc.                                                7,608
    69,400  Franklin Resources, Inc.                                       9,500
                                                                      ----------
                                                                          17,108
                                                                      ----------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSUMER FINANCE (0.5%)
    98,224  American Express Co.                                      $    5,776
                                                                      ----------
            DIVERSIFIED BANKS (0.5%)
   160,400  Wells Fargo & Co.                                              5,587
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   750,119  Bank of America Corp.                                          8,491
    86,538  JPMorgan Chase & Co.                                           4,072
                                                                      ----------
                                                                          12,563
                                                                      ----------
            REITs - SPECIALIZED (0.7%)
    99,100  American Tower Corp.                                           7,546
                                                                      ----------
            Total Financials                                              48,580
                                                                      ----------
            HEALTH CARE (15.8%)
            -------------------
            BIOTECHNOLOGY (5.8%)
   160,376  Amgen, Inc.                                                   13,706
   105,963  Biogen Idec, Inc.*                                            16,538
   190,169  Celgene Corp.*                                                18,819
   385,224  Gilead Sciences, Inc.*                                        15,197
                                                                      ----------
                                                                          64,260
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.5%)
    48,882  McKesson Corp.                                                 5,144
                                                                      ----------
            HEALTH CARE EQUIPMENT (3.2%)
   130,162  Abbott Laboratories                                            4,410
   126,600  Covidien plc                                                   7,892
    63,379  Edwards Lifesciences Corp.*                                    5,700
   142,237  Hologic, Inc.*                                                 3,391
    16,120  Intuitive Surgical, Inc.*                                      9,259
    66,705  Zimmer Holdings, Inc.                                          4,976
                                                                      ----------
                                                                          35,628
                                                                      ----------
            HEALTH CARE FACILITIES (0.5%)
   145,100  HCA Holdings, Inc.                                             5,463
                                                                      ----------
            HEALTH CARE SERVICES (0.7%)
   146,200  Express Scripts Holdings Co.*                                  7,810
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.7%)
    96,600  Cerner Corp.*                                                  7,974
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
   133,930  Bruker Corp.*                                                  2,260
     5,770  Life Technologies Corp.*                                         373
                                                                      ----------
                                                                           2,633
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MANAGED HEALTH CARE (1.1%)
    62,376  Aetna, Inc.                                               $    3,009
   154,000  UnitedHealth Group, Inc.                                       8,502
                                                                      ----------
                                                                          11,511
                                                                      ----------
            PHARMACEUTICALS (3.1%)
   133,742  AbbVie, Inc.                                                   4,907
    51,300  Allergan, Inc.                                                 5,387
   140,435  Eli Lilly and Co.                                              7,540
   123,500  GlaxoSmithKline plc ADR                                        5,633
    61,290  Johnson & Johnson                                              4,530
   146,979  Merck & Co., Inc.                                              6,357
     9,100  Zoetis, Inc.*                                                    237
                                                                      ----------
                                                                          34,591
                                                                      ----------
            Total Health Care                                            175,014
                                                                      ----------
            INDUSTRIALS (12.6%)
            -------------------
            AEROSPACE & DEFENSE (3.9%)
   112,606  Boeing Co.                                                     8,318
   120,713  Honeywell International, Inc.                                  8,237
    51,700  Precision Castparts Corp.                                      9,482
   195,922  United Technologies Corp.                                     17,157
                                                                      ----------
                                                                          43,194
                                                                      ----------
            AIRLINES (0.3%)
   213,300  Delta Air Lines, Inc.*                                         2,963
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.8%)
   129,600  Fluor Corp.                                                    8,402
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (3.0%)
    66,438  3M Co.                                                         6,680
   375,146  Danaher Corp.                                                 22,483
   211,692  General Electric Co.                                           4,716
                                                                      ----------
                                                                          33,879
                                                                      ----------
            INDUSTRIAL MACHINERY (1.2%)
    31,814  Dover Corp.                                                    2,201
    79,893  Illinois Tool Works, Inc.                                      5,020
    70,621  Parker-Hannifin Corp.                                          6,565
                                                                      ----------
                                                                          13,786
                                                                      ----------
            RAILROADS (2.0%)
   170,600  Union Pacific Corp.                                           22,427
                                                                      ----------

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SECURITY & ALARM SERVICES (0.5%)
    52,817  ADT Corp.                                                 $    2,509
    89,115  Tyco International Ltd.                                        2,694
                                                                      ----------
                                                                           5,203
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
    29,000  W.W. Grainger, Inc.                                            6,317
                                                                      ----------
            TRUCKING (0.3%)
   175,443  Hertz Global Holdings, Inc.*                                   3,207
                                                                      ----------
            Total Industrials                                            139,378
                                                                      ----------
            INFORMATION TECHNOLOGY (30.8%)
            ------------------------------
            APPLICATION SOFTWARE (1.8%)
   106,743  Intuit, Inc.                                                   6,659
    78,900  Salesforce.com, Inc.*                                         13,581
                                                                      ----------
                                                                          20,240
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (4.9%)
 1,324,744  Cisco Systems, Inc.                                           27,250
   206,292  Emulex Corp.*                                                  1,576
    33,111  F5 Networks, Inc.*                                             3,473
   309,679  QUALCOMM, Inc.                                                20,448
    91,668  Riverbed Technology, Inc.*                                     1,778
                                                                      ----------
                                                                          54,525
                                                                      ----------
            COMPUTER HARDWARE (4.0%)
    98,560  Apple, Inc.                                                   44,875
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (1.6%)
   218,800  EMC Corp.*                                                     5,384
   231,782  NetApp, Inc.*                                                  8,344
    90,364  QLogic Corp.*                                                  1,044
    61,867  SanDisk Corp.*                                                 3,093
                                                                      ----------
                                                                          17,865
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (3.3%)
    14,880  MasterCard, Inc. "A"                                           7,714
   180,063  Visa, Inc. "A"                                                28,433
                                                                      ----------
                                                                          36,147
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (7.0%)
    48,400  Baidu, Inc. ADR*                                               5,242
   314,450  eBay, Inc.*                                                   17,587
   467,542  Facebook, Inc. "A"*                                           14,480
    41,595  Google, Inc. "A"*                                             31,433

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   132,644  IAC/InterActiveCorp.                                      $    5,472
   186,170  Yahoo!, Inc.*                                                  3,654
                                                                      ----------
                                                                          77,868
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (3.0%)
   134,314  International Business Machines Corp.                         27,275
    85,200  Teradata Corp.*                                                5,680
                                                                      ----------
                                                                          32,955
                                                                      ----------
            SEMICONDUCTORS (1.5%)
   180,053  Altera Corp.                                                   6,017
    78,562  Broadcom Corp. "A"                                             2,549
   149,300  NXP Semiconductors N.V.*                                       4,478
    90,621  Xilinx, Inc.                                                   3,307
                                                                      ----------
                                                                          16,351
                                                                      ----------
            SYSTEMS SOFTWARE (3.7%)
    58,871  BMC Software, Inc.*                                            2,446
    94,991  Check Point Software Technologies Ltd.*                        4,749
   559,901  Microsoft Corp.                                               15,380
    29,454  NetSuite, Inc.*                                                2,069
   349,217  Oracle Corp.                                                  12,401
    67,274  Red Hat, Inc.*                                                 3,738
                                                                      ----------
                                                                          40,783
                                                                      ----------
            Total Information Technology                                 341,609
                                                                      ----------
            MATERIALS (4.2%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (3.0%)
    27,000  CF Industries Holdings, Inc.                                   6,188
   266,306  Monsanto Co.                                                  26,990
                                                                      ----------
                                                                          33,178
                                                                      ----------
            GOLD (0.1%)
    52,633  Allied Nevada Gold Corp.*                                      1,247
                                                                      ----------
            SPECIALTY CHEMICALS (1.1%)
   121,800  Ecolab, Inc.                                                   8,818
    19,718  Sherwin-Williams Co.                                           3,197
                                                                      ----------
                                                                          12,015
                                                                      ----------
            Total Materials                                               46,440
                                                                      ----------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   243,513  Verizon Communications, Inc.                                  10,620
                                                                      ----------

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   108,700  SBA Communications Corp. "A"*                             $    7,572
                                                                      ----------
            Total Telecommunication Services                              18,192
                                                                      ----------
            Total Common Stocks (cost: $846,226)                       1,094,033
                                                                      ----------
            MONEY MARKET INSTRUMENTS (1.1%)

            MONEY MARKET FUNDS (1.1%)
11,467,528  State Street Institutional Liquid Reserve Fund, 0.14%(a)      11,467
                                                                      ----------
            Total Money Market Instruments (cost: $11,467)                11,467
                                                                      ----------

            TOTAL INVESTMENTS (COST: $857,693)                        $1,105,500
                                                                      ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,094,033                  $-             $-     $1,094,033
Money Market Instruments:
  Money Market Funds                         11,467                   -              -         11,467
-----------------------------------------------------------------------------------------------------
Total                                    $1,105,500                  $-             $-     $1,105,500
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $857,693)        $1,105,500
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                         41
      Nonaffiliated transactions                                              407
    Dividends and interest                                                    486
    Securities sold                                                        14,452
                                                                       ----------
      Total assets                                                      1,120,886
                                                                       ----------
LIABILITIES
  Payables:
    Securities purchased                                                   11,735
    Capital shares redeemed                                                   413
  Accrued management fees                                                     437
  Accrued transfer agent's fees                                               116
  Other accrued expenses and payables                                         105
                                                                       ----------
      Total liabilities                                                    12,806
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,108,080
                                                                       ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $  870,351
  Accumulated undistributed net investment income                             830
  Accumulated net realized loss on investments                            (10,908)
  Net unrealized appreciation of investments                              247,807
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,108,080
                                                                       ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $919,143/26,886 shares outstanding)     $    34.19
                                                                       ==========
    Institutional Shares (net assets of $188,937/5,502
      shares outstanding)                                              $    34.34
                                                                       ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                       $ 9,124
   Interest                                                                   22
                                                                         -------
      Total income                                                         9,146
                                                                         -------
EXPENSES
   Management fees                                                         2,551
   Administration and servicing fees:
      Fund Shares                                                          1,131
      Institutional Shares                                                    91
   Transfer agent's fees:
      Fund Shares                                                          1,727
      Institutional Shares                                                    91
   Custody and accounting fees:
      Fund Shares                                                             85
      Institutional Shares                                                    16
   Postage:
      Fund Shares                                                             50
   Shareholder reporting fees:
      Fund Shares                                                             35
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             28
      Institutional Shares                                                    20
   Professional fees                                                          58
   Other                                                                      14
                                                                         -------
         Total expenses                                                    5,904
   Expenses paid indirectly:
      Fund Shares                                                            (33)
                                                                         -------
   Net expenses                                                            5,871
                                                                         -------
NET INVESTMENT INCOME                                                      3,275
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      44,361
   Change in net unrealized appreciation/depreciation                     35,236
                                                                         -------
         Net realized and unrealized gain                                 79,597
                                                                         -------
   Increase in net assets resulting from operations                      $82,872
                                                                         =======

See accompanying notes to financial statements.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

----------------------------------------------------------------------------------------------
                                                                      1/31/2013      7/31/2012
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $    3,275     $      486
  Net realized gain on investments                                       44,361         71,287
  Change in net unrealized appreciation/depreciation
    of investments                                                       35,236        (29,069)
                                                                     -------------------------
    Increase in net assets resulting from operations                     82,872         42,704
                                                                     -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                          (2,172)             -
    Institutional Shares                                                 (1,028)             -
                                                                     -------------------------
       Total distributions of net investment income                      (3,200)             -
                                                                     -------------------------
  Net realized gains:
    Fund Shares                                                         (84,034)             -
    Institutional Shares                                                (16,929)             -
                                                                     -------------------------
       Total distributions of net realized gains                       (100,963)             -
                                                                     -------------------------
    Distributions to shareholders                                      (104,163)             -
                                                                     -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                            58,924       (364,829)
  Institutional Shares                                                   14,881         33,649
                                                                     -------------------------
     Total net increase (decrease) in net assets from
       capital share transactions                                        73,805       (331,180)
                                                                     -------------------------
  Net increase (decrease) in net assets                                  52,514       (288,476)
NET ASSETS
  Beginning of period                                                 1,055,566      1,344,042
                                                                     -------------------------
  End of period                                                      $1,108,080     $1,055,566
                                                                     =========================
Accumulated undistributed net investment income:
  End of period                                                      $      830     $      755
                                                                     =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

      closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the Fund shares by $33,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $373,616,000 and $381,856,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $253,055,000 and $5,248,000, respectively, resulting in net unrealized appreciation of $247,807,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH
                                     PERIOD ENDED                YEAR ENDED
                                       1/31/2013                 7/31/2012
--------------------------------------------------------------------------------
                                  SHARES        AMOUNT     SHARES        AMOUNT
                                 -----------------------------------------------
FUND SHARES:
Shares sold                       1,386      $ 48,668        4,287     $ 143,955
Shares issued from
  reinvested dividends            2,606        85,113            -             -
Shares redeemed                  (2,131)      (74,857)     (14,178)     (508,784)
                                 -----------------------------------------------
Net increase (decrease) from
  capital share transactions      1,861      $ 58,924       (9,891)    $(364,829)
                                 ===============================================
INSTITUTIONAL SHARES:
Shares sold                         468      $ 16,658        2,871     $  99,535
Shares issued from
  reinvested dividends              546        17,957            -             -
Shares redeemed                    (540)      (19,734)      (1,798)      (65,886)
                                 -----------------------------------------------
Net increase from capital
  share transactions                474      $ 14,881        1,073     $  33,649
                                 ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2013, the Fund's effective annualized base fee was 0.47% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

   (1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $2,551,000. For the six-month period ended January 31, 2013, the Fund did not incur any performance fee adjustments.

B. SUBADVISORY AGREEMENT(S) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital), under which Wellington Management and Winslow Capital direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $822,000.

   The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average net assets that Winslow Capital manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Winslow Capital, of $955,000.

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,131,000 and $91,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $18,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,727,000 and $91,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $41,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.0*
USAA Cornerstone Equity Fund                                           0.1
USAA Target Retirement Income Fund                                     0.8
USAA Target Retirement 2020 Fund                                       2.0
USAA Target Retirement 2030 Fund                                       4.8
USAA Target Retirement 2040 Fund                                       6.1
USAA Target Retirement 2050 Fund                                       3.1

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                               YEAR ENDED JULY 31,
                                   ----------------------------------------------------------------------------------
                                       2013            2012            2011          2010         2009           2008
                                   ----------------------------------------------------------------------------------
Net asset value at
  beginning of period              $  35.09      $  34.57      $    27.56      $  24.83      $  32.38      $    34.73
                                   ----------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)          .09          (.00)(d)        (.01)          .08           .15             .17
  Net realized and
    unrealized gain (loss)             2.52           .52            7.03          2.77         (7.54)          (2.43)
                                   ----------------------------------------------------------------------------------
Total from investment operations       2.61           .52            7.02          2.85         (7.39)          (2.26)
                                   ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.08)            -            (.01)         (.12)         (.16)           (.09)
  Realized capital gains              (3.43)            -               -             -             -               -
                                   ----------------------------------------------------------------------------------
  Total distributions                 (3.51)            -            (.01)         (.12)         (.16)           (.09)
                                   ----------------------------------------------------------------------------------
Net asset value at end
  of period                        $  34.19      $  35.09      $    34.57      $  27.56      $  24.83      $    32.38
                                   ==================================================================================
Total return (%)*                      7.92          1.50           25.47         11.48(b)     (22.75)          (6.54)
Net assets at end
  of period (000)                  $919,143      $878,246      $1,207,205      $997,867      $863,162      $1,144,497
Ratios to average
  net assets:**
  Expenses (%)(a)                      1.16(e)       1.08            1.02          1.06(b)       1.18            1.00
  Net investment
    income (loss) (%)                   .53(e)       (.01)           (.12)          .27           .62             .48
Portfolio turnover (%)                   36            55              63           156(c)         79              70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $897,184,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.01%)        (.01%)          (.00%)(+)     (.01%)        (.00%)(+)       (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $327,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(c) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(d) Represents less than $0.01 per share.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED             YEAR ENDED JULY 31,               PERIOD ENDED
                                      JANUARY 31,    --------------------------------------         JULY 31,
                                         2013            2012           2011           2010        2009***
                                     -------------------------------------------------------------------------
Net asset value at
 beginning of period                 $  35.26        $  34.60        $ 27.58        $ 24.85        $ 32.06
                                     ---------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .15             .13            .14            .23            .24(a)
 Net realized and
  unrealized gain (loss)                 2.55             .53           7.02           2.75          (7.22)(a)
                                     ---------------------------------------------------------------------
Total from investment operations         2.70             .66           7.16           2.98          (6.98)(a)
                                     ---------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.19)              -           (.14)          (.25)          (.23)
 Realized capital gains                 (3.43)              -              -              -              -
                                     ---------------------------------------------------------------------
Total distributions                     (3.62)              -           (.14)          (.25)          (.23)
                                     ---------------------------------------------------------------------
Net asset value at end of period     $  34.34        $  35.26       $  34.60        $ 27.58        $ 24.85
                                     =====================================================================
Total return (%)*                        8.15            1.91          26.00          11.97         (21.67)
Net assets at end
 of period (000)                     $188,937        $177,320       $136,837        $70,397        $21,565
Ratios to average net assets:**
 Expenses (%)(c)                          .72(b)          .68            .58(e)         .60(e)         .61(b),(e)
 Net investment income (%)                .96(b)          .37            .31            .62           1.11(b)
Portfolio turnover (%)                     36              55             63            156(d)          79

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $180,148,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)       (.01%)         (.00%)(+)      (.01%)         (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects increased trading activity due to changes in subadvisers.
(e) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to .61% of the Institutional Shares' average net assets.

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2012 -
                                    AUGUST 1, 2012         JANUARY 31, 2013         JANUARY 31, 2013
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,079.20                  $6.03

Hypothetical
 (5% return before expenses)             1,000.00               1,019.41                   5.85

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,081.50                   3.78

Hypothetical
 (5% return before expenses)             1,000.00               1,021.58                   3.67

* Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares and 0.72% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.92% for Fund Shares and 8.15% for Institutional Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23418-0313                               (C)2013, USAA. All reserved rights.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.